UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS MID CAP CORE FUND

FORM N-Q

AUGUST 31, 2007

Legg Mason Partners Mid Cap Core Fund

Schedule of Investments (unaudited)	August 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.4%
170,860	BorgWarner Inc.	$14,437,670

Household Durables - 4.9%
203,920	Black & Decker Corp.	17,690,060
200,030	Mohawk Industries Inc. *	17,464,619
647,800	Toll Brothers Inc. *	13,837,008

	Total Household Durables	48,991,687

Media - 2.9%
214,900	R.H. Donnelley Corp. *	12,642,567
1,400,000	Warner Music Group Corp.	16,100,000

	Total Media	28,742,567

Specialty Retail - 1.9%
283,200	Sherwin-Williams Co.	19,543,632

	TOTAL CONSUMER DISCRETIONARY	111,715,556

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
800,000	Casey’s General Stores Inc.	22,688,000

ENERGY - 10.7%
Energy Equipment & Services - 7.8%
253,800	Diamond Offshore Drilling Inc.	26,689,608
1,347,100	Input/Output Inc. *	19,115,349
547,002	Nabors Industries Ltd. *	16,185,789
291,234	Weatherford International Ltd. *	17,002,241

	Total Energy Equipment & Services	78,992,987

Oil, Gas & Consumable Fuels - 2.9%
560,000	Concho Resources Inc. *	7,106,400
493,718	Newfield Exploration Co. *	21,471,796

	Total Oil, Gas & Consumable Fuels	28,578,196

	TOTAL ENERGY	107,571,183

FINANCIALS - 15.0%
Capital Markets - 1.3%
117,125	Bear Stearns Cos. Inc.	12,726,803

Commercial Banks - 3.2%
475,800	Commerce Bancorp Inc.	17,476,134
680,000	Umpqua Holdings Corp.	14,756,000

	Total Commercial Banks	32,232,134

Consumer Finance - 0.7%
414,550	Nelnet Inc., Class A Shares	7,320,953

Insurance - 6.5%
367,162	Allied World Assurance Holdings Ltd.	17,631,119
345,800	Cincinnati Financial Corp.	14,572,012
269,973	PartnerRe Ltd.	19,629,737
692,700	Progressive Corp.	14,089,518

	Total Insurance	65,922,386

Thrifts & Mortgage Finance - 3.3%
1,514,665	Hudson City Bancorp Inc.	21,538,536
382,420	PMI Group Inc.	12,115,066

	Total Thrifts & Mortgage Finance	33,653,602

	TOTAL FINANCIALS	151,855,878

See Notes to Schedule of Investments.

1

Legg Mason Partners Mid Cap Core Fund

Schedule of Investments (unaudited) (continued)	August 31, 2007

SHARES	SECURITY	VALUE
HEALTH CARE - 13.7%
Biotechnology - 3.2%
619,000	ImClone Systems Inc. *	$21,083,140
292,100	Vertex Pharmaceuticals Inc. *	11,380,216

	Total Biotechnology	32,463,356

Health Care Providers & Services - 7.4%
233,975	Coventry Health Care Inc. *	13,423,146
398,700	LCA-Vision Inc.	13,695,345
439,100	Patterson Cos. Inc. *	16,150,098
522,470	Pediatrix Medical Group Inc. *	31,165,335

	Total Health Care Providers & Services	74,433,924

Pharmaceuticals - 3.1%
810,000	Elan Corp. PLC, ADR *	15,697,800
675,700	MGI Pharma Inc. *	15,926,249

	Total Pharmaceuticals	31,624,049

	TOTAL HEALTH CARE	138,521,329

INDUSTRIALS - 16.5%
Aerospace & Defense - 2.0%
208,159	L-3 Communications Holdings Inc.	20,505,743

Commercial Services & Supplies - 3.5%
475,000	Monster Worldwide Inc. *	16,245,000
519,980	R.R. Donnelley & Sons Co.	18,625,683

	Total Commercial Services & Supplies	34,870,683

Construction & Engineering - 1.1%
225,000	Shaw Group Inc. *	11,261,250

Electrical Equipment - 2.2%
438,400	Regal-Beloit Corp.	22,143,584

Machinery - 5.9%
513,300	AGCO Corp. *	22,174,560
180,000	Eaton Corp.	16,959,600
185,500	Parker Hannifin Corp.	19,935,685

	Total Machinery	59,069,845

Trading Companies & Distributors - 1.8%
390,025	WESCO International Inc. *	18,561,290

	TOTAL INDUSTRIALS	166,412,395

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 3.3%
1,058,200	Comverse Technology Inc. *	17,724,850
1,497,600	Tellabs Inc. *	15,799,680

	Total Communications Equipment	33,524,530

Computers & Peripherals - 3.6%
1,325,400	Palm Inc. *	19,894,254
719,900	Western Digital Corp. *	16,816,864

	Total Computers & Peripherals	36,711,118

Electronic Equipment & Instruments - 1.7%
705,016	Insight Enterprises Inc. *	16,722,980

Internet Software & Services - 3.3%
342,200	Digital River Inc. *	15,864,392
548,100	VeriSign Inc. *	17,648,820

	Total Internet Software & Services	33,513,212

IT Services - 1.0%
200,085	Fidelity National Information Services Inc.	9,484,029

See Notes to Schedule of Investments.

2

Legg Mason Partners Mid Cap Core Fund

Schedule of Investments (unaudited) (continued)	August 31, 2007

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.5%
268,300	Lam Research Corp. *	$14,388,929
1,602,152	LSI Corp. *	11,038,827

	Total Semiconductors & Semiconductor Equipment	25,427,756

Software - 3.3%
452,400	Business Objects SA, ADR *	19,864,884
582,800	Check Point Software Technologies Ltd. *	13,672,488

	Total Software	33,537,372

	TOTAL INFORMATION TECHNOLOGY	188,920,997

MATERIALS - 4.3%
Chemicals - 2.2%
331,700	Cytec Industries Inc.	22,024,880

Metals & Mining - 2.1%
624,496	Compass Minerals International Inc.	21,276,579

	TOTAL MATERIALS	43,301,459

UTILITIES - 5.7%
Electric Utilities - 2.8%
235,500	Integrys Energy Group Inc.	11,815,035
585,000	Pepco Holdings Inc.	16,309,800

	Total Electric Utilities	28,124,835

Multi-Utilities - 2.9%
319,500	SCANA Corp.	12,262,410
316,400	Sempra Energy	17,411,492

	Total Multi-Utilities	29,673,902

	TOTAL UTILITIES	57,798,737

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $898,013,579)	988,785,534

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.1%
Repurchase Agreement - 2.1%
$21,363,000	Interest in $742,501,000 joint tri-party repurchase agreement dated 8/31/07 with Greenwich Capital Markets Inc., 5.200% due 9/4/07; Proceeds at maturity - $21,375,343; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.500% due 10/1/11 to 9/1/47; Market value - $21,790,351) (Cost - $21,363,000)	21,363,000

	TOTAL INVESTMENTS - 100.0% (Cost - $919,376,579#)	1,010,148,534
	Other Assets in Excess of Liabilities - 0.0%	75,660

	TOTAL NET ASSETS - 100.0%	$1,010,224,194

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$142,893,088
Gross unrealized depreciation	(52,121,133)

Net unrealized appreciation	$90,771,955

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2007

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2007